Financial and capital risk management and fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Fair Value Hierarchy

24.3. Fair value hierarchy

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Provision for deferred cash consideration (Note 19)	December 31, 2018	£2,131,000	—	—	£2,131,000
Warrant liability (Note 20)	December 31, 2018	£1,005,613	—	—	£1,005,613
Liabilities for which fair values are disclosed
Convertible loan (Note 18a)	December 31, 2018	£2,038,881	—	—	£2,038,881
Bank loan (Note 18b)	December 31, 2018	£19,445,756	—	—	£19,445,756
TAP funding liability (Note 21)	December 31, 2018	£34,829	—	—	£34,829

There were no transfers between Level 1 and Level 2 during 2018.

Fair value measurement hierarchy for liabilities as at December 31, 2017:

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Provision for deferred cash consideration (Note 19)	December 31, 2017	£2,061,000	—	—	£2,061,000
Warrant liability (Note 20)	December 31, 2017	£1,346,484	—	—	£1,346,484
Liabilities for which fair values are disclosed
Convertible loan (Note 18a)	December 31, 2017	£1,977,393	—	—	£1,977,393
Bank loan (Note 18b)	December 31, 2017	£18,774,924	—	—	£18,774,924

Summary of Comparison, by Class, of the Carrying Amounts and Fair Values of Financial Instruments

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments:

	December 31, 2017		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	(in £)
Liabilities
Provision for deferred cash consideration	2,061,000	2,061,000	2,131,000	2,131,000
Warrant liability	1,346,484	1,346,484	1,005,613	1,005,613

Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2018 and 2017 are as shown below:

	Valuation technique	Significant unobservable inputs	Range weighted (average)	Sensitivity of the input to fair value
Provision for deferred cash consideration	DCF	WACC	2018: 15.3%	1% increase/(decrease) would result in a decrease/(increase) in fair value by £33,000.
		WACC	2017: 15.3%	1% increase/(decrease) would result in a decrease/(increase) in fair value by £30,000.
		Probability of success	2018: 28%-95%	10% increase/(decrease) would result in an increase/(decrease) in fair value by £600,000.
		Probability of success	2017: 28%-85%	10% increase/(decrease) would result in an increase/(decrease) in fair value by £600,000.
Warrant liability	Black Scholes	Risk-free interest rate	2018: 1.33%	1% increase/(decrease) would result in an increase/(decrease) of £25,000
		Risk-free interest rate	2017: 1.25%	1% increase/(decrease) would result in an increase/(decrease) of £46,000
		Volatility	2018: 65%	10% increase/(decrease) would result in an increase/(decrease) of £145,000
		Volatility	2017: 50%	10% increase/(decrease) would result in an increase/(decrease) of £200,000
		Remaining life	2018: 3,254 days	Increase/(decrease) of 365 days would result in an increase/(decrease) of £56,000
		Remaining life	2017: 3,519 days	Increase/(decrease) of 365 days would result in an increase/(decrease) of £54,000

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at December 31, 2018:

	Payments due by period
	Up to 1 year	1–3 years	3–5 years	Over 5 years	Total
	(in £)
Novartis Notes	82,600	2,161,642	—	—	2,326,842
Bank loan	8,260,337	15,589,137	—	—	23,849,474
Operating lease (see Note 26)	331,527	204,138	—	—	535,665

	8,674,464	17,954,917	—	—	26,711,981

Summary of Contractual Obligations

The table below summarizes our contractual obligations at December 31, 2017:

	Payments due by period
	Up to 1 year	1–3 years	3–5 years	Over 5 years	Total
	(in £)
Novartis Notes	82,600	165,427	2,078,815	—	2,326,842
Bank loan	3,574,208	17,793,665	2,982,805	—	24,350,678
Operating lease (see Note 26)	743,858	535,203	—	—	1,279,061

	4,400,666	18,494,295	5,061,620	—	27,956,581